Fair Value Measurements - Schedule of Changes in Fair Value of Level 3 Private Warrants Liability (Details) - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Changes in Fair Value of Level 3 Private Warrants Liability [Line Items]
Beginning of period	$ 481	$ 977
Change in fair value	33	(496)
End of period	$ 514	$ 481